Ordinary Shares Issued at Nominal Value in Lieu of Services (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock Issued During Period At Nominal Value [Line Items]
General and administrative expense			$ 131,430,412	$ 17,986,528
Common Stock [Member] | Sales Force [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services		4,514
Common Stock [Member] | D. Boral Capital LLC [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services	50,000
Common Stock [Member] | Maxim Group [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services	50,000